Commitments and Contingencies (Certain Matters Resolved And Commitments) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2017
Loss Contingencies [Line Items]
Long-term purchase commitment, amount		$ 4,500
Repatriation tax liability		$ 15,200
Xtandi [Member] | Regents Versus Medivation [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Percentage of payments sought by plaintiff	10.00%
Besponsa [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term		9 years
Research arrangement, fixed payment obligation		$ 443
Bosulif [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term		10 years
Research arrangement, fixed payment obligation		$ 416